Note 21 - Taxes	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

21. Taxes:

Under the laws of the countries of incorporation for the vessel-owning companies and/or of the countries of registration of the vessels, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income. The Company believes that its subsidiaries that are engaged in the dry bulk operating platform business and in the sale and leaseback business are not subject to tax on their income in their respective countries of incorporation.

The subsidiaries of the Company with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S.-related gross transportation income unless an exemption applies. Management believes that, based on current legislation, the relevant companies are entitled to an exemption under Section 883 of the Internal Revenue Code of 1986, as amended. Subsidiaries of the Company may also be subject to tax in certain jurisdictions, such as Australia, in respect of the shipping income from vessels that trade to such jurisdictions unless an exception applies under the relevant Double Taxation Agreement. The effective applicable tax is 1.5% of Australian-related gross transportation income from the carriage of goods that are shipped from Australia.